Quarterly Holdings Report
for
Fidelity® Women's Leadership Fund
July 31, 2022
WLF-NPRT1-0922
1.9893108.103
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.7%
Entertainment - 0.8%
The Walt Disney Co. (a)	10,081	1,069,594
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A (a)	6,480	753,754
Bumble, Inc. (a)	42,698	1,619,108
		2,372,862
Media - 2.1%
Cable One, Inc.	498	685,587
Future PLC	17,114	380,981
Interpublic Group of Companies, Inc.	54,106	1,616,146
		2,682,714
TOTAL COMMUNICATION SERVICES		6,125,170
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.7%
General Motors Co. (a)	23,874	865,671
Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (a)	24,341	976,074
Bright Horizons Family Solutions, Inc. (a)	5,799	543,192
		1,519,266
Hotels, Restaurants & Leisure - 1.9%
Marriott International, Inc. Class A	11,090	1,761,314
Vail Resorts, Inc.	3,069	727,752
		2,489,066
Household Durables - 0.6%
Taylor Morrison Home Corp. (a)	24,928	715,434
Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. (a)	12,540	1,692,273
Etsy, Inc. (a)(b)	7,701	798,748
FSN E-Commerce Ventures Private Ltd.	459	8,136
The RealReal, Inc. (a)	42,413	98,822
		2,597,979
Specialty Retail - 2.9%
Best Buy Co., Inc.	8,551	658,341
Gap, Inc. (b)	51,992	500,163
Lowe's Companies, Inc.	6,289	1,204,532
Torrid Holdings, Inc. (b)	53,046	215,367
Williams-Sonoma, Inc. (b)	7,735	1,117,089
		3,695,492
Textiles, Apparel & Luxury Goods - 1.5%
LVMH Moet Hennessy Louis Vuitton SE	1,111	771,428
PVH Corp.	6,855	424,462
Tapestry, Inc.	23,702	797,098
		1,992,988
TOTAL CONSUMER DISCRETIONARY		13,875,896
CONSUMER STAPLES - 4.9%
Beverages - 1.0%
The Coca-Cola Co.	20,060	1,287,250
Food & Staples Retailing - 0.6%
Albertsons Companies, Inc.	28,880	775,428
Food Products - 1.2%
The Hershey Co.	6,892	1,571,100
Household Products - 0.7%
The Clorox Co.	6,091	863,947
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	3,711	1,013,474
Olaplex Holdings, Inc. (b)	22,033	378,968
Shiseido Co. Ltd.	12,097	497,589
		1,890,031
TOTAL CONSUMER STAPLES		6,387,756
ENERGY - 3.3%
Energy Equipment & Services - 0.3%
Tenaris SA	26,152	365,972
Oil, Gas & Consumable Fuels - 3.0%
EQT Corp.	13,915	612,677
Equinor ASA	22,955	883,857
Occidental Petroleum Corp.	13,484	886,573
Phillips 66 Co.	16,916	1,505,524
		3,888,631
TOTAL ENERGY		4,254,603
FINANCIALS - 11.9%
Banks - 3.4%
Bank of America Corp.	56,147	1,898,330
Citigroup, Inc.	15,881	824,224
First Horizon National Corp.	29,136	651,481
First United Corp.	19,718	355,318
JPMorgan Chase & Co.	4,922	567,802
Starling Bank Ltd. Series D (a)(c)(d)	34,700	99,644
		4,396,799
Capital Markets - 4.5%
Franklin Resources, Inc.	24,500	672,525
Macquarie Group Ltd.	8,765	1,121,774
Morningstar, Inc.	5,165	1,318,883
MSCI, Inc.	1,076	517,922
NASDAQ, Inc.	11,589	2,096,450
		5,727,554
Insurance - 4.0%
Hartford Financial Services Group, Inc.	28,946	1,866,149
Marsh & McLennan Companies, Inc.	5,587	916,045
Progressive Corp.	20,710	2,382,893
		5,165,087
TOTAL FINANCIALS		15,289,440
HEALTH CARE - 15.4%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	4,731	671,991
Vertex Pharmaceuticals, Inc. (a)	6,484	1,818,178
Zai Lab Ltd. ADR (a)	6,969	282,454
		2,772,623
Health Care Equipment & Supplies - 2.2%
Figs, Inc. Class A (a)	32,958	348,366
Hologic, Inc. (a)	29,213	2,085,224
Insulet Corp. (a)	1,031	255,482
Outset Medical, Inc. (a)	5,606	86,613
		2,775,685
Health Care Providers & Services - 5.4%
Cigna Corp.	9,484	2,611,514
Elevance Health, Inc.	8,390	4,002,869
Guardant Health, Inc. (a)	7,473	374,920
		6,989,303
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	3,103	748,599
Pharmaceuticals - 5.0%
Eli Lilly & Co.	5,515	1,818,240
GSK PLC	42,776	898,733
Merck KGaA	6,613	1,259,517
UCB SA	11,794	919,725
Zoetis, Inc. Class A	8,763	1,599,686
		6,495,901
TOTAL HEALTH CARE		19,782,111
INDUSTRIALS - 11.6%
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	8,134	1,585,235
Airlines - 0.3%
JetBlue Airways Corp. (a)	39,221	330,241
Commercial Services & Supplies - 0.5%
Stericycle, Inc. (a)	3,071	143,938
Tomra Systems ASA	22,120	514,145
		658,083
Electrical Equipment - 3.2%
AMETEK, Inc.	17,708	2,186,938
nVent Electric PLC	42,248	1,491,777
Sunrun, Inc. (a)	15,194	496,692
		4,175,407
Machinery - 3.4%
Deere & Co.	3,226	1,107,099
Federal Signal Corp.	51,293	2,129,685
Otis Worldwide Corp.	13,906	1,087,032
		4,323,816
Professional Services - 3.0%
Leidos Holdings, Inc.	13,259	1,418,713
Manpower, Inc.	14,376	1,127,222
Science Applications International Corp.	14,201	1,375,651
		3,921,586
TOTAL INDUSTRIALS		14,994,368
INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	7,490	873,559
Electronic Equipment & Components - 2.8%
CDW Corp.	14,741	2,675,934
Insight Enterprises, Inc. (a)	10,520	982,673
		3,658,607
IT Services - 8.3%
Accenture PLC Class A	7,475	2,289,294
Capgemini SA	10,176	1,927,711
Concentrix Corp.	4,533	606,334
Genpact Ltd.	19,988	961,023
MasterCard, Inc. Class A	5,492	1,943,015
PayPal Holdings, Inc. (a)	8,760	758,003
Twilio, Inc. Class A (a)	4,935	418,488
WEX, Inc. (a)	10,410	1,730,246
		10,634,114
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	10,542	995,903
Marvell Technology, Inc.	13,528	753,239
NVIDIA Corp.	7,717	1,401,639
		3,150,781
Software - 8.5%
Adobe, Inc. (a)	4,247	1,741,780
Copperleaf Technologies, Inc.	32,733	181,488
HubSpot, Inc. (a)	2,171	668,668
Intuit, Inc.	3,812	1,738,920
Microsoft Corp.	14,743	4,138,947
Pagerduty, Inc. (a)(b)	16,683	432,590
Salesforce.com, Inc. (a)	10,716	1,971,958
		10,874,351
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	18,984	3,085,090
TOTAL INFORMATION TECHNOLOGY		32,276,502
MATERIALS - 3.6%
Chemicals - 1.6%
Cabot Corp.	10,509	780,398
Eastman Chemical Co.	6,488	622,394
Valvoline, Inc.	21,563	694,760
		2,097,552
Construction Materials - 0.5%
Summit Materials, Inc. (a)	21,792	599,498
Metals & Mining - 1.5%
Commercial Metals Co.	31,282	1,239,393
Schnitzer Steel Industries, Inc. Class A	19,938	708,995
		1,948,388
TOTAL MATERIALS		4,645,438
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Equity Lifestyle Properties, Inc.	20,737	1,524,584
Store Capital Corp.	52,627	1,527,236
Ventas, Inc.	19,289	1,037,362
		4,089,182
UTILITIES - 4.0%
Electric Utilities - 3.0%
NextEra Energy, Inc.	12,863	1,086,795
ORSTED A/S (e)	12,530	1,458,701
SSE PLC	58,116	1,251,278
		3,796,774
Water Utilities - 1.0%
American Water Works Co., Inc.	8,599	1,336,629
TOTAL UTILITIES		5,133,403
TOTAL COMMON STOCKS (Cost $121,555,431)		126,853,869

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Somatus, Inc. Series E (c)(d) (Cost $350,799)	402	351,859

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	2,113,541	2,113,963
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	2,731,677	2,731,950
TOTAL MONEY MARKET FUNDS (Cost $4,845,913)		4,845,913

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $126,752,143)	132,051,641
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(3,343,458)
NET ASSETS - 100.0%	128,708,183

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $451,503 or 0.4% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,458,701 or 1.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	350,799
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	68,001

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	1,590,708	4,480,212	3,956,957	4,245	-	-	2,113,963	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	1,804,725	8,505,588	7,578,363	1,466	-	-	2,731,950	0.0%
Total	3,395,433	12,985,800	11,535,320	5,711	-	-	4,845,913

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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